Significant restructuring transaction, mergers and acquisitions and investments- Other acquisitions (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)
Other acquisitions
Goodwill		¥ 162,149	¥ 125,420	$ 39,477	¥ 264,935
Total purchase price is comprised of:
- cash consideration	¥ 48,206	17,300	41,836
Other acquisitions, summarized
Other acquisitions
Net assets (liabilities)		(58)	2,315		2,133
Identifiable intangible assets		411	2,903		2,560
Deferred tax liabilities		(60)	(412)		(545)
Subtotal		293	4,806		4,148
Noncontrolling interests and mezzanine equity		(77)	(8,365)		(2,993)
Net identifiable (liabilities) assets		216	(3,559)		1,155
Goodwill		618	11,797		6,465
Total		834	8,238		7,620
Fair value of previously held equity interests	(1,778)	(133)	(1,169)
Purchase consideration settled		(575)	(6,602)		(5,053)
Contingent/deferred consideration as of year end		126	467		¥ 789
Total purchase price is comprised of:
- cash consideration	5,842	701	7,069
- fair value of previously held equity interests	1,778	133	1,169
Total	7,620	834	8,238
Gain recognized in relation to the revaluation of previously held equity interest relating to the step acquisition	¥ 715	¥ 133	¥ 252